Commitments (Schedule of Minimum Annual Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Lease Commitments [Abstract]
2013	$ 310
2014	85
2015	56
2016	27
2017	3
Thereafter
Total lease commitments	$ 481